TRADE AND OTHER RECEIVABLES - Movement in the Loss Allowance on Trade Receivables (Detail) - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [Line Items]
Beginning balance	$ 1,337	$ 841
Charge for the year	97	712
Write-off	(55)	(171)
Unused amounts reversed	(22)	(204)
Currency translation adjustment	21	(2)
Reclassification	0	161
Ending balance	$ 1,378	$ 1,337